Description of the Plan (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) investment	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase	1.00%
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Employer contribution, fixed rate contribution, percentage	4.00%
Number of investment options (or more) | investment	1
Vesting percentage	100.00%
Vesting period	3 years
Forfeited nonvested account, decrease from administrative expense	$ 1,099,348	$ 242,642
Forfeited nonvested account	139,221	$ 835,035
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence, borrowing term	15 years
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Annual Compensation to Total Compensation, Percentage	1.00%
Automatic deferral rate	2.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Annual Compensation to Total Compensation, Percentage	50.00%
Automatic deferral rate	5.00%